UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-282944-05

Central Index Key Number of the issuing entity: 0002138709

BANK 2026-BNK52

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-282944

Central Index Key Number of the depositor: 0001547361

Morgan Stanley Capital I Inc.

(Exact name of depositor as specified in its charter)

Morgan Stanley Mortgage Capital Holdings LLC
(Central Index Key Number 0001541557)

JPMorgan Chase Bank, National Association
(Central Index Key Number 0000835271)

National Cooperative Bank, N.A.
(Central Index Key Number 0001577313)

Wells Fargo Bank, National Association
(Central Index Key Number 0000740906)

Bank of America, National Association
(Central Index Key Number 0001102113)

(Exact names of sponsors as specified in their respective charters)

Amy Kim, (212) 762-5079

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).
Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXPLANATORY NOTE

This Form ABS-EE/A amends the Form ABS-EE (the “June 9 Form ABS-EE”), filed with the Securities and Exchange Commission on June 9, 2026, with respect to BANK 2026-BNK52, Commercial Mortgage Pass-Through Certificates, Series 2026-BNK52. The purpose of this Form ABS-EE is to file a revised Exhibit 102 that has been updated to reflect that the applicable reporting period commences June 12, 2026. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the June 9 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Morgan Stanley Capital I Inc. (Depositor)

Date: June 16, 2026	/s/ Jane Lam
	By:	Jane Lam, President

BANK 2026-BNK52 – Form ABS-EE/A

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document